Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended	60 Months Ended	64 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000101729
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000238629
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Without Sales Load [Member] | C000101729
Average Annual Return [Line Items]
Average Annual Return, Percent	22.19%		4.35%		3.91%
Without Sales Load [Member] | C000212612
Average Annual Return [Line Items]
Average Annual Return, Percent	1.85%		10.23%	9.39%
Without Sales Load [Member] | C000238630
Average Annual Return [Line Items]
Average Annual Return, Percent	22.42%	3.71%
Without Sales Load [Member] | C000238629
Average Annual Return [Line Items]
Average Annual Return, Percent	22.20%	3.54%
NACC2 Index: FTSE Emerging Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Emerging Index
Average Annual Return, Percent	27.76%		5.05%		4.03%
NACC2 Index: Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.18%)		6.96%	6.47%
NACC2 Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%	18.52%
NACC2 Index: MSCI All Country World Index ex USA Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex USA Net
Average Annual Return, Percent	24.33%		5.78%		4.79%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Average Annual Return, Percent	37.99%		14.51%	14.42%
NACC2 Index: MSCI All Country World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%	18.52%